Investment in Diana Containerships Inc., textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	26.34%	9.51%
Equity Method Investments	$ 67,546	$ 15,640
Equity Method Investment, Quoted Market Value	36,227
Share Price	$ 1.88
Income / (loss) from Equity Method Investments	12,668	(6,094)	(1,773)
Cash dividends from investment in Diana Containerships Inc.	763	4,000	2,835
[PrivatePlacementMember] | [ParentCompanyMember]
Subsidiary Sale Of Stock Line Items
Sale of Stock, Transaction Date	Jul. 29, 2014
Number of shares issued in private offering	15,936,255
Sale of Stock, Consideration Received on Transaction	$ 40,000